Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Our subsidiaries in Hong Kong are taxed at a reduced rate of 8.25% for assessable profits not exceeding 2 million HKD and remaining assessable profits will be taxed at the standard tax rate of 16.5% under Hong Kong profits tax.

By virtue of the territorial source system adopted in Hong Kong, Bit Digital Hong Kong Limited is in the process of applying for the Offshore Non-taxable Claim on its bitcoin mining income earned in FY2021 and FY2020 under Hong Kong profits tax with the Hong Kong Inland Revenue Department (“HKIRD”) on the ground that the said income is not arising in or derived from Hong Kong. Given the Offshore Non-taxable Claim is still subject to review and agreement by the HKIRD and there are uncertainties surrounding the claim, the Hong Kong subsidiary recorded an unrecognized tax benefit of $2,767,276 as long-term income tax payable in FY2021 for its FY2021 and FY2020 taxable profits and the related share-based compensation tax deductions.

According to ASC Topic 740, Income Taxes, (“ASC 740”), the uncertainty in income taxes shall be recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Based on the Company’s evaluation, it has been concluded that an unrecognized tax benefit of $2,767,276 is required. Accordingly, an associated long-term income tax payable is also recorded on the Company’s consolidated balance sheets. The Company believes that its income tax positions are more-likely-than-not to be sustained upon audit.

United States of America

For the US jurisdiction, the Company is subject to federal and state income taxes on its business operations. As of December 31, 2021, the annual effective tax rate for Bit Digital USA Inc. is 37.01%. The effective tax rate is different from the federal tax rate of 21% is primarily driven by the state tax expense, net of federal benefit, of 8.53% and several permanent book-tax adjustments, including excessive tax benefits from Stock-based Compensation of (8.5%), Section 162(m) limitation of 5.3% and non-deductible impairment of 10.5%. For Golden Bull USA Inc, the entity is only subjected to state minimum taxes of $50 in 2021.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Build Back Better Act (“BBB Act”). No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

In fiscal year 2021, the Company is subject to US federal income tax, state income tax and franchise tax, primarily from Nebraska and Texas. The Company will continue to monitor its exposure to different states and comply with state income taxes filing requirement as the Company continues to expand its business in the United States. The Company has not been under tax examination in any jurisdiction for fiscal year 2021 and 2020, respectively.

For the years ended December 31, 2021 and 2020, the Company incurred US federal and state income tax expenses as below:

	For the Years Ended December 31,
	2021	2020	2019
Federal
Current	$-	$-	$-
Deferred	738,851	-	-
	738,851	-	-
State
Current	684,774	-	-
Deferred	(276,479)	-	-
	408,295	-	-

Total	$1,147,146	$-	$-

Canada

The effective tax rate for Canada entities is 17.8% for the years ended December 31, 2021. The Company is subject to both federal and provincial income taxes for its business operation in Canada as of December 31, 2021.

For the years ended December 31, 2021 and 2020, the Company incurred Canada federal and state income tax benefits as below:

	For the Years Ended December 31,
	2021	2020	2019
Federal
Current	$-	$-	$-
Deferred	(37,879)	-	-
	(37,879)	-	-
State
Current	-	-	-
Deferred	(20,202)	-	-
	(20,202)	-	-

Total	$(58,081)	$-	$-

Effective tax rate

Below is a reconciliation of the statutory tax rate of US federal tax rate 21% to the effective tax rate for the consolidated group:

	For the Years Ended December 31,
	2021	2020	2019
US Federal income tax rate	21.0%	21.0%	21.0%
Effect of foreign operations taxed at various rates	6.0%	0%	0%
State income taxes, net of federal benefit	3.0%	0%	0%
Reserves on Hong Kong share-based compensation tax benefits	11.5%	0%	0%
Excessive share-based Compensation tax benefits	(3.0)%	0%	0%
Non-deductible executives compensation	1.9%	0%	0%
Non-deductible impairment on digital assets	3.7%	0%	0%
Others	0.1%	0%	0%
Effect of change in valuation allowance	0%	(21)%	(21)%
Total	44.2%	-	-

Deferred tax assets (liabilities)

The consolidated Deferred tax assets (liabilities) as of December 31, 2021 and 2020 consist of the following:

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating losses carryforwards	$4,775,905	$241,083
Share-based compensation	609,933

Deferred tax liabilities:
Depreciation	(5,696,982)	-
Net deferred tax assets/(liabilities):	(311,144)	241,083
Less: valuation allowance	(93,147)	(241,083)
Net deferred tax assets/(liabilities) after Valuation Allowance	$(404,291)	$-

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. As of December 31, 2021 and 2020, the Company accrued valuation allowance of $93,147 and $241,803 against deferred tax assets arising from net operation losses carryforwards.

For unrecognized tax benefits, the Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2021 and 2020, respectively, as those amounts are deemed to be immaterial and subject to the outcome of the HK offshore non-taxable exemption petition. During fiscal year 2021, the Company recorded an unrecognized tax benefit of $2.77 million related to its HK operations and the Company will continue to review its tax positions and provide for unrecognized tax benefits as they arise.